Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.
       Significant Accounting Policies

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America. The following are the significant accounting policies adopted by the Company:

Principles of consolidation

The accompanying consolidated financial statements include the accounts of Euroseas Ltd. and its subsidiaries. Inter-company balances and transactions are eliminated on consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no statement of comprehensive income / (loss) has been presented.

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash equivalents

Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three
months or less.

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel and amounts that are pledged, blocked or held as cash collateral.

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.
Inventories

Inventories are stated at the lower of cost and market value. Inventories are valued using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Vessels under construction are presented at cost, which includes shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the construction of the vessels, including borrowing costs incurred during the construction period.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Assets Held for Sale

The Company
may
dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one
year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no longer depreciated once they meet the criteria of being held for sale.

Depreciation

Depreciation is calculated on a straight line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of
25
years from the completion of its construction (see Note
5).

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue and expense recognition

Revenues are generated from voyage charters, time charters and chartering pool arrangements. If a charter agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured, revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage or time charter adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A voyage is deemed to commence upon the later of the completion of discharge of the vessel’s previous cargo or the time it receives a contract that is not cancelable and is deemed to end upon the completion of discharge of the current cargo. A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port. Demurrage income, which is included in voyage revenues, represents revenue earned from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Voyage expenses relate to bunkers, port charges, canal tolls, and agency fees which are incurred when the vessel is chartered under a voyage charter or during off-hire or idle periods. Voyage expenses are expensed as incurred.

Dry-docking and special survey expenses

Dry-docking and special survey expenses are expensed as incurred.

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to
9
months). Accordingly, they are not liable for any pension or post-retirement benefits.

Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs. Deferred offering expenses are charged against paid-in capital when financing is completed or expensed to other general and administrative expenses when financing efforts are terminated.

Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to voyage revenues over the remaining term of the charter.

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to officers and directors as well as to non-employees and are included in “Other general and administrative expenses” in the “Consolidated statements of operations.” The shares to employees and directors are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. In addition, non-vested awards granted to non-employees are recognized on a straight-line basis over the remaining period service is provided. The fair value of the awards granted to non-employees are measured at the fair value at each reporting period until the non-vested shares vest and performance is complete.

Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income/(loss). The investment is also adjusted to reflect the Company’s share of changes in the investee’s capital.

Impairment of long-lived assets

The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may
not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

Other investments

Investments over which the Company believes it does not exercise any influence are carried at the book value and are adjusted to recognize accrued income and are adjusted for impairment whenever facts and circumstances determine that they are not recoverable. The amount of the adjustment is included in the determination of net income/(loss) (Note
17).

Derivative financial instruments

Derivative instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not met.

Preferred shares

Preferred shares are recorded at the initial consideration received less offering expenses and adjusted by including the redemption value of dividends paid in-kind. The Company recognizes changes in the redemption value of the preferred shares immediately as they occur and adjusts the carrying amount of the preferred shares to equal the redemption value at the end of each reporting period to that effect.

Earnings/(loss) per common share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to common shareholders, after the deduction of dividends paid to preferred shareholders, by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of
December
31,
2015
and
2016,
are considered contingently returnable until the restrictions lapse and will not be included in the basic net income per share calculation until the shares are vested.

Diluted earnings/(loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares, while for the preferred shares issued the Company uses the if-converted method to assess the dilutive effect.

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not by the length of ship employment for its customers, i.e. voyage or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one
reporting segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Recent accounting pronouncements

In
May
2014,
the FASB issued ASU No.
2014
-
09,
"Revenue from Contracts with Customers" ("ASU
2014
-
09"),
which supersedes nearly all existing revenue recognition guidance under U.S. GAAP. The core principle is that a company should recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. ASU
2014
-
09
defines a
five
-step process to achieve this core principle and, in doing so, more judgment and estimates may
be required within the revenue recognition process than are required under existing U.S. GAAP. The FASB also permitted early adoption of the standard, but not before the original effective date of
December
15,
2016.
The Company is evaluating the potential impact of this adoption on its consolidated financial statements. Subsequent to the issuance of ASU
2014
-
09,
the FASB issued the following ASU's which amend or provide additional guidance on topics addressed in ASU
2014
-
09.
In
March
2016,
the FASB issued ASU No.
2016
-
08,
"Revenue Recognition - Principal versus Agent" (reporting revenue gross versus net). In
April
2016,
the FASB issued ASU No.
2016
-
10,
"Revenue Recognition - Identifying Performance Obligations and Licenses." Lastly, in
May
2016,
the FASB issued No. ASU
2016
-
12,
"Revenue Recognition - Narrow Scope Improvements and Practical Expedients." The standard is effective for annual periods beginning after
December
15,
2017,
and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative effect adjustment as of the date of adoption. Early adoption of the standard, but not before
December
15,
2016
is permitted. The Company is evaluating the potential impact of this adoption on its consolidated financial statements.

In
August
2014,
the FASB issued ASU No.
2014
-
15,
“Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern.” This ASU establishes specific guidance to an organization's management on their responsibility to evaluate whether there is substantial doubt about the organization's ability to continue as a going concern. The provisions of this ASU are effective for interim and annual periods ending after
December
15,
2016.
The Company adopted ASU No.
2014
-
15
for the financial statements for the fiscal year ended
December
31,
2016.
The effect of the adoption of this standard is to evaluate the entity’s ability to continue as a going concern for a period of twelve
months after the date of the issuance of the financial statements as opposed to the previous requirement for an evaluation to be performed for twelve
months after the balance sheet date.

In
April,
2015,
FASB issued ASU No
2015
-
03,
“Simplifying the Presentation of Debt Issuance Costs”, which outlines a simplified approach to present debt issuance costs and debt discount and premium by requiring debt issuance costs to be presented as deduction from the corresponding liability. This standard is effective for public entities with reporting periods beginning after
December
15,
2015
and should be applied on a retrospective basis. Early adoption was permitted for financial statements that have not been previously issued. The Company adopted this standard as of
January
1,
2016
on retrospective basis resulting in "Deferred charges, net" of
$282,572
as of
December
31,
2015
and
$440,273
as of
December
31,
2016
to be presented against the related debt liability.

In
July
2015,
the FASB issued ASU
2015
-
11,
“Simplifying the Measurement of Inventory” to simplify the measurement of inventory using first
-in,
first
out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after
December
15,
2016.
Early adoption is permitted. Management believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.

In
February
2016,
the FASB issued ASU
2016
-
02,
Leases. The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements.  The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after
December
15,
2018.
Early adoption is permitted for all entities. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In
March
2016,
the FASB issued Accounting Standards Update No.
2016
-
09,
Stock Compensation. The new guidance is intended to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The standard is effective for annual periods beginning after
December
15,
2016
and interim periods within those annual periods. The Company evaluated this update and concluded that it will not have any material impact on its financial statements and has not elected the early adoption.

In
June
2016,
the FASB issued ASU
2016
-
13,
Financial Instruments - Credit Losses. The main objective of this Update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this Update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. For public business entities that are U.S. Securities and Exchange Commission (SEC) filers, the amendments in this Update are effective for fiscal years beginning after
December
15,
2019,
including interim periods within those fiscal years. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

In
August
2016,
the FASB issued ASU
2016
-
15,
Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. This Update addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after
December
15,
2017,
and interim periods within those fiscal years. Early adoption is permitted for all entities. The Company believes that the implementation of this update will not have any material impact on its financial statements and has not elected early adoption.

In
November
2016
 the FASB issued the ASU
2016
-
18
 – Restricted cash. This ASU requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows. This update is effective for public entities with reporting periods beginning after
December

15,
2017,
including interim periods within those years. Early adoption is permitted, including adoption in an interim period. The implementation of this update affects disclosures only and has no impact on the Company’s balance sheet and statement of comprehensive income. The Company has not elected early adoption.

In
January
2017,
the FASB issued ASU No.
2017
-
01,
Business Combinations (Topic
805):
Clarifying the Definition of a Business ("ASU
2017
-
01").
ASU
2017
-
01
provides greater clarity on the definition of a business to assist entities in evaluating whether transactions should be accounted for as an acquisition or disposal of assets or businesses. ASU
2017
-
01
is effective for us on
January
1,
2018,
with early adoption permitted. Because all of the Company’s acquisitions have been asset acquisitions, the Company does not expect the adoption of this new standard to have an impact on its consolidated financial statements.